RESTRUCTURING AND SEVERANCE - Schedule of Restructuring and Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Severance incurred during the period	$ 2,300
Employee Severance
Restructuring Reserve [Roll Forward]
Beginning accrued severance	$ 523	$ 523	$ 203
Severance incurred during the period			1,706
Severance incurred during the period		2,302
Severance paid and adjustments made during the period		(1,967)	(1,386)
Ending accrued severance		$ 858	$ 523
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]			Operating Expenses